Additional Information to the Statements of Operations	12 Months Ended
Dec. 31, 2019
Additional Information To Statements Of Operations [Abstract]
ADDITIONAL INFORMATION TO THE STATEMENTS OF OPERATIONS
NOTE 15:-	ADDITIONAL INFORMATION TO THE STATEMENTS OF OPERATIONS

Geographic information:

Revenues reported in the consolidated financial statements derived from the Company’s country of domicile (Israel) and foreign countries based on the location of the customers, are as follows:

	Year ended December 31,
	2019	2018	2017

Israel	$272,668	$228,966	$28,058
United states	139,016	141,542	21,105
Germany	9,876	6,342	5,169
Holland	11,113	2,341	7,082
Austria	2,170	4,115	633
France	-	947	782
Other	43,677	76,486	25,862

	$478,520	$460,739	$88,691